REGULATORY REQUIREMENTS (Details) $ in Thousands	Dec. 31, 2019 HKD ($)
Regulatory Requirements, Disclosure [Line Items]
Net Capital/ Eligible Equity	$ 1,557,940
Requirement	239,375
Excess	1,318,565
Futu Securities (Hong Kong) Limited
Regulatory Requirements, Disclosure [Line Items]
Net Capital/ Eligible Equity	1,469,200
Requirement	235,481
Excess	1,233,719
Futu Inc
Regulatory Requirements, Disclosure [Line Items]
Net Capital/ Eligible Equity	15,832
Requirement	1,947
Excess	13,885
Futu Clearing Inc
Regulatory Requirements, Disclosure [Line Items]
Net Capital/ Eligible Equity	72,908
Requirement	1,947
Excess	$ 70,961